Leases (Details) - Schedule of lease-related assets and liabilities - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease-related assets and liabilities [Abstract]
Lease assets	$ 499,144	$ 526,730	$ 417,913
Lease liabilities
Lease liabilities (short term)	294,442	288,966	150,251
Lease liabilities (long term)	204,762	239,225	273,790
Total lease liabilities	$ 499,204	$ 528,191	$ 424,041